Tracie Coop State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 0717 TCoop@StateStreet.com

February 22, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares U.S. ETF Trust (the “Trust”)

Securities Act File No. 333-179904;

Investment Company Act File No. 811-22649

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Bloomberg Roll Select Commodity Strategy ETF, each dated February 21, 2018, do not differ from those contained in Post-Effective Amendment No. 351 to the Trust’s Registration Statement on Form N-1A, filed electronically on February 21, 2018.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Tracie Coop
Tracie Coop
Assistant Secretary

cc: Benjamin J. Haskin, Esq.